Accumulated Other Comprehensive Income (Changes in Each Component of AOCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		¥ 9,503,700		¥ 8,772,057
Less: reclassification adjustments for losses (gains) included in net income		(5,702)
Change during fiscal year		(42,945)		222,538	¥ 51,557
Balance at end of fiscal year		9,501,493		9,503,700	8,772,057
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		1,741,894		1,521,163	1,469,308
Cumulative effect of change in accounting principles		(1,535,142)	[1]		330
Balance at beginning of fiscal year, adjusted		206,752		1,521,163	1,469,638
Change during fiscal year		(42,731)		220,731	51,525
Balance at end of fiscal year		164,021		1,741,894	1,521,163
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		1,556,585		1,461,302	1,409,459
Cumulative effect of change in accounting principles		(1,525,064)	[1]		(85)
Balance at beginning of fiscal year, adjusted		31,521		1,461,302	1,409,374
Foreign currency translation adjustments during year		(11,358)		282,141	273,844
Less: reclassification adjustments for losses (gains) included in net income		1,856		(186,858)	(221,916)
Change during fiscal year		(9,502)		95,283	51,928
Balance at end of fiscal year		22,019		1,556,585	1,461,302
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		(35,076)		(5,535)	6,310
Cumulative effect of change in accounting principles					415
Balance at beginning of fiscal year, adjusted		(35,076)		(5,535)	6,725
Foreign currency translation adjustments during year		(22,737)		(26,936)	(11,920)
Less: reclassification adjustments for losses (gains) included in net income		(745)		(2,605)	(340)
Change during fiscal year		(23,482)		(29,541)	(12,260)
Balance at end of fiscal year		(58,558)		(35,076)	(5,535)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year		220,385		65,396	53,539
Foreign currency translation adjustments during year		(17,243)		157,737	11,561
Less: reclassification adjustments for losses (gains) included in net income		(6,696)		(2,748)	296
Change during fiscal year		(23,939)		154,989	11,857
Balance at end of fiscal year		196,446		¥ 220,385	¥ 65,396
Accumulated Own Credit Risk Adjustment Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative effect of change in accounting principles	[1],[2]	(10,078)
Balance at beginning of fiscal year, adjusted	[2]	(10,078)
Foreign currency translation adjustments during year	[2]	14,293
Less: reclassification adjustments for losses (gains) included in net income	[2]	(101)
Change during fiscal year	[2]	14,192
Balance at end of fiscal year	[2]	¥ 4,114

[1]	See Note 2 "Recently issued accounting pronouncements" for further details of the cumulative-effect adjustment for AOCI.
[2]	The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 "Recently issued accounting pronouncements" for further details.